Related Party Disclosures - Summary Of Remuneration Expenses Recorded For The Members Of Board (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Detailed Information About Remuneration Expenses Of Board Of Directors [Line Items]
Short-term benefits	€ 340	€ 282
Non-executive directors remuneration	246	180
Share-based payment plan	0	300
Total	€ 586	€ 762